Annual Fund Operating Expenses - American Century California Tax-Free and Municipal Funds	Jan. 01, 2026
California High-Yield Municipal Fund | California High-Yield Municipal Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.50%
California High-Yield Municipal Fund | California High-Yield Municipal Fund, I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.30%
California High-Yield Municipal Fund | California High-Field Municipal Fund, Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.27%
California High-Yield Municipal Fund | California High-Yield Municipal Fund, A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.75%
California High-Yield Municipal Fund | California High-Yield Municipal Fund, C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.50%
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.47%
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.27%
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.24%
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.72%
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.47%
California Tax-free Money Market Fund | CALIFORNIA TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%